Investment Risks	Jan. 14, 2026
Retail | Thornburg Small/Mid Cap Core Fund | Cybersecurity and Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity and Operational Risk - Operational failures, cyber-attacks or other disruptions that affect the Fund’s service providers, the Fund’s counterparties, other market participants or the issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations. The rapid development and increasingly widespread use of artificial intelligence, including machine learning technology and generative artificial intelligence such as ChatGPT, could exacerbate these risks.

Retail | Thornburg Small/Mid Cap Core Fund | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Risk - The value of the Fund’s equity investments may fluctuate significantly over time in response to factors affecting individual issuers, particular industries, or the market as a whole. Additionally, common stock ranks below preferred stock and debt securities in claims for dividends and for assets of a company in a liquidation or bankruptcy.

Retail | Thornburg Small/Mid Cap Core Fund | Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Investment Risk - Investments in securities of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protection.

Retail | Thornburg Small/Mid Cap Core Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk - Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of its investments promptly, or may only be able to sell investments at less than desired prices.

Retail | Thornburg Small/Mid Cap Core Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk - The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Retail | Thornburg Small/Mid Cap Core Fund | Market and Economic Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market and Economic Risk - The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. The value of a security may change in response to developments affecting entire economies, markets or industries, including changes in interest rates, political and legal developments, and general market volatility.

Retail | Thornburg Small/Mid Cap Core Fund | Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Redemption Risk - If a significant percentage of the Fund’s shares is owned or controlled by a single shareholder, the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its shares may require the Fund to sell securities at less than desired prices, and the Fund’s remaining shareholders may also incur additional transaction costs or adverse tax consequences from such trading activity.

Retail | Thornburg Small/Mid Cap Core Fund | Risks Affecting Specific Issuers [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks Affecting Specific Issuers - The value of a security may decline in response to developments affecting the specific issuer of the security, even if the overall industry or economy is unaffected. These developments may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.

Retail | Thornburg Small/Mid Cap Core Fund | Small and Mid-Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small and Mid-Cap Company Risk - Investments in small-capitalization companies and mid-capitalization companies may involve additional risks, which may be relatively higher with smaller companies. These additional risks may result from limited product lines, earlier stages of development and lack of well-established businesses, more limited access to markets and financial resources, greater vulnerability to competition and market risks and fluctuations, lack of management depth, increased volatility in share price, and possible difficulties in valuing or selling these investments. Relative to the stocks of large capitalization companies, the stocks of small- and mid-capitalization companies may be thinly traded and sales may result in higher transaction costs. Also, small- and mid-capitalization companies may perform poorly during times of economic stress.

Retail | Thornburg Small/Mid Cap Core Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Accordingly, the loss of money is a risk of investing in the Fund.
Retail | Thornburg Small/Mid Cap Core Fund | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Retail | Thornburg Small/Mid Cap Growth Fund | Cybersecurity and Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity and Operational Risk - Operational failures, cyber-attacks or other disruptions that affect the Fund’s service providers, the Fund’s counterparties, other market participants or the issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations. The rapid development and increasingly widespread use of artificial intelligence, including machine learning technology and generative artificial intelligence such as ChatGPT, could exacerbate these risks.

Retail | Thornburg Small/Mid Cap Growth Fund | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Risk - The value of the Fund’s equity investments may fluctuate significantly over time in response to factors affecting individual issuers, particular industries, or the market as a whole. Additionally, common stock ranks below preferred stock and debt securities in claims for dividends and for assets of a company in a liquidation or bankruptcy.

Retail | Thornburg Small/Mid Cap Growth Fund | Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Investment Risk - Investments in securities of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protection.

Retail | Thornburg Small/Mid Cap Growth Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk - Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of its investments promptly, or may only be able to sell investments at less than desired prices.

Retail | Thornburg Small/Mid Cap Growth Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk - The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Retail | Thornburg Small/Mid Cap Growth Fund | Market and Economic Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market and Economic Risk - The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. The value of a security may change in response to developments affecting entire economies, markets or industries, including changes in interest rates, political and legal developments, and general market volatility.

Retail | Thornburg Small/Mid Cap Growth Fund | Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Redemption Risk - If a significant percentage of the Fund’s shares is owned or controlled by a single shareholder, the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its shares may require the Fund to sell securities at less than desired prices, and the Fund’s remaining shareholders may also incur additional transaction costs or adverse tax consequences from such trading activity.

Retail | Thornburg Small/Mid Cap Growth Fund | Risks Affecting Specific Issuers [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks Affecting Specific Issuers - The value of a security may decline in response to developments affecting the specific issuer of the security, even if the overall industry or economy is unaffected. These developments may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.

Retail | Thornburg Small/Mid Cap Growth Fund | Small and Mid-Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small and Mid-Cap Company Risk - Investments in small-capitalization companies and mid-capitalization companies may involve additional risks, which may be relatively higher with smaller companies. These additional risks may result from limited product lines, earlier stages of development and lack of well-established businesses, more limited access to markets and financial resources, greater vulnerability to competition and market risks and fluctuations, lack of management depth, increased volatility in share price, and possible difficulties in valuing or selling these investments. Relative to the stocks of large capitalization companies, the stocks of small- and mid-capitalization companies may be thinly traded and sales may result in higher transaction costs. Also, small- and mid-capitalization companies may perform poorly during times of economic stress.

Retail | Thornburg Small/Mid Cap Growth Fund | Biotechnology Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Biotechnology Company Risk - The Fund may invest in biotechnology companies, which may at times be more vulnerable to product obsolescence, failures to develop successful products despite significant investments in research and development, the failure to obtain or maintain intellectual property rights, competition from new and existing market entrants, and product liability claims from consumers. Biotechnology companies may also be adversely affected by changes in government regulations and restrictions. Additionally, biotechnology companies may be more reliant on capital markets to invest in and support their business operations, and biotechnology companies’ valuations, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.

Retail | Thornburg Small/Mid Cap Growth Fund | Growth Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Growth Company Risk - Growth company stocks may trade at higher multiples of current earnings than other equity securities and, therefore, may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns. These risks may be more pronounced in companies that are in the earlier stages of their growth cycle.

Retail | Thornburg Small/Mid Cap Growth Fund | Information Technology Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Information Technology Securities Risk - Information technology companies may at times be more vulnerable to product obsolescence caused by rapid technology changes, the failure to obtain or maintain intellectual property rights, the inability to develop new products, competition from new and existing market entrants, and changes in consumer preferences. Information technology stocks may also be more volatile than the overall market.

Retail | Thornburg Small/Mid Cap Growth Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Accordingly, the loss of money is a risk of investing in the Fund.
Retail | Thornburg Small/Mid Cap Growth Fund | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Retirement | Thornburg Small/Mid Cap Core Fund | Cybersecurity and Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity and Operational Risk - Operational failures, cyber-attacks or other disruptions that affect the Fund’s service providers, the Fund’s counterparties, other market participants or the issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations. The rapid development and increasingly widespread use of artificial intelligence, including machine learning technology and generative artificial intelligence such as ChatGPT, could exacerbate these risks.

Retirement | Thornburg Small/Mid Cap Core Fund | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Risk - The value of the Fund’s equity investments may fluctuate significantly over time in response to factors affecting individual issuers, particular industries, or the market as a whole. Additionally, common stock ranks below preferred stock and debt securities in claims for dividends and for assets of a company in a liquidation or bankruptcy.

Retirement | Thornburg Small/Mid Cap Core Fund | Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Investment Risk - Investments in securities of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protection.

Retirement | Thornburg Small/Mid Cap Core Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk - Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of its investments promptly, or may only be able to sell investments at less than desired prices.

Retirement | Thornburg Small/Mid Cap Core Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk - The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Retirement | Thornburg Small/Mid Cap Core Fund | Market and Economic Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market and Economic Risk - The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. The value of a security may change in response to developments affecting entire economies, markets or industries, including changes in interest rates, political and legal developments, and general market volatility.

Retirement | Thornburg Small/Mid Cap Core Fund | Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Redemption Risk - If a significant percentage of the Fund’s shares is owned or controlled by a single shareholder, the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its shares may require the Fund to sell securities at less than desired prices, and the Fund’s remaining shareholders may also incur additional transaction costs or adverse tax consequences from such trading activity.

Retirement | Thornburg Small/Mid Cap Core Fund | Risks Affecting Specific Issuers [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks Affecting Specific Issuers - The value of a security may decline in response to developments affecting the specific issuer of the security, even if the overall industry or economy is unaffected. These developments may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.

Retirement | Thornburg Small/Mid Cap Core Fund | Small and Mid-Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small and Mid-Cap Company Risk - Investments in small-capitalization companies and mid-capitalization companies may involve additional risks, which may be relatively higher with smaller companies. These additional risks may result from limited product lines, earlier stages of development and lack of well-established businesses, more limited access to markets and financial resources, greater vulnerability to competition and market risks and fluctuations, lack of management depth, increased volatility in share price, and possible difficulties in valuing or selling these investments. Relative to the stocks of large capitalization companies, the stocks of small- and mid-capitalization companies may be thinly traded and sales may result in higher transaction costs. Also, small- and mid-capitalization companies may perform poorly during times of economic stress.

Retirement | Thornburg Small/Mid Cap Core Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Accordingly, the loss of money is a risk of investing in the Fund.
Retirement | Thornburg Small/Mid Cap Core Fund | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Retirement | Thornburg Small/Mid Cap Growth Fund | Cybersecurity and Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity and Operational Risk - Operational failures, cyber-attacks or other disruptions that affect the Fund’s service providers, the Fund’s counterparties, other market participants or the issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations. The rapid development and increasingly widespread use of artificial intelligence, including machine learning technology and generative artificial intelligence such as ChatGPT, could exacerbate these risks.

Retirement | Thornburg Small/Mid Cap Growth Fund | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Risk - The value of the Fund’s equity investments may fluctuate significantly over time in response to factors affecting individual issuers, particular industries, or the market as a whole. Additionally, common stock ranks below preferred stock and debt securities in claims for dividends and for assets of a company in a liquidation or bankruptcy.

Retirement | Thornburg Small/Mid Cap Growth Fund | Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Investment Risk - Investments in securities of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protection.

Retirement | Thornburg Small/Mid Cap Growth Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk - Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of its investments promptly, or may only be able to sell investments at less than desired prices.

Retirement | Thornburg Small/Mid Cap Growth Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk - The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Retirement | Thornburg Small/Mid Cap Growth Fund | Market and Economic Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market and Economic Risk - The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. The value of a security may change in response to developments affecting entire economies, markets or industries, including changes in interest rates, political and legal developments, and general market volatility.

Retirement | Thornburg Small/Mid Cap Growth Fund | Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Redemption Risk - If a significant percentage of the Fund’s shares is owned or controlled by a single shareholder, the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its shares may require the Fund to sell securities at less than desired prices, and the Fund’s remaining shareholders may also incur additional transaction costs or adverse tax consequences from such trading activity.

Retirement | Thornburg Small/Mid Cap Growth Fund | Risks Affecting Specific Issuers [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks Affecting Specific Issuers - The value of a security may decline in response to developments affecting the specific issuer of the security, even if the overall industry or economy is unaffected. These developments may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.

Retirement | Thornburg Small/Mid Cap Growth Fund | Small and Mid-Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small and Mid-Cap Company Risk - Investments in small-capitalization companies and mid-capitalization companies may involve additional risks, which may be relatively higher with smaller companies. These additional risks may result from limited product lines, earlier stages of development and lack of well-established businesses, more limited access to markets and financial resources, greater vulnerability to competition and market risks and fluctuations, lack of management depth, increased volatility in share price, and possible difficulties in valuing or selling these investments. Relative to the stocks of large capitalization companies, the stocks of small- and mid-capitalization companies may be thinly traded and sales may result in higher transaction costs. Also, small- and mid-capitalization companies may perform poorly during times of economic stress.

Retirement | Thornburg Small/Mid Cap Growth Fund | Biotechnology Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Biotechnology Company Risk - The Fund may invest in biotechnology companies, which may at times be more vulnerable to product obsolescence, failures to develop successful products despite significant investments in research and development, the failure to obtain or maintain intellectual property rights, competition from new and existing market entrants, and product liability claims from consumers. Biotechnology companies may also be adversely affected by changes in government regulations and restrictions. Additionally, biotechnology companies may be more reliant on capital markets to invest in and support their business operations, and biotechnology companies’ valuations, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.

Retirement | Thornburg Small/Mid Cap Growth Fund | Growth Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Growth Company Risk - Growth company stocks may trade at higher multiples of current earnings than other equity securities and, therefore, may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns. These risks may be more pronounced in companies that are in the earlier stages of their growth cycle.

Retirement | Thornburg Small/Mid Cap Growth Fund | Information Technology Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Information Technology Securities Risk - Information technology companies may at times be more vulnerable to product obsolescence caused by rapid technology changes, the failure to obtain or maintain intellectual property rights, the inability to develop new products, competition from new and existing market entrants, and changes in consumer preferences. Information technology stocks may also be more volatile than the overall market.

Retirement | Thornburg Small/Mid Cap Growth Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares varies from day to day and over time, and when you sell your shares they may be worth less than what you paid for them.
Retirement | Thornburg Small/Mid Cap Growth Fund | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.